Property and equipment, net - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 232	$ 14	$ 12
Tangible Asset [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	170	14	12
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 62	$ 0	$ 0